Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 29, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	TEXAS INSTRUMENTS INC
Entity Central Index Key	0000097476
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 31,629,212,979
Entity Common Stock, Shares Outstanding		1,104,787,389
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012